Goodwill - Sensitivity to Changes in Assumptions (Details)	Dec. 31, 2022
Telefónica Spain | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.50%)
Telefónica Spain | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.50%
Telefónica Spain | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.25%)
Telefónica Spain | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.25%
Telefónica Spain | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.75%)
Telefónica Spain | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.75%
Telefónica Spain | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.875%)
Telefónica Spain | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.875%
Telefónica Germany | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.50%)
Telefónica Germany | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.50%
Telefónica Germany | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.25%)
Telefónica Germany | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.25%
Telefónica Germany | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.50%)
Telefónica Germany | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.50%
Telefónica Germany | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.75%)
Telefónica Germany | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.75%
Telefónica Brazil | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.00%)
Telefónica Brazil | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.00%
Telefónica Brazil | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(0.50%)
Telefónica Brazil | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	0.50%
Telefónica Brazil | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(2.25%)
Telefónica Brazil | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	2.25%
Telefónica Brazil | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	(1.125%)
Telefónica Brazil | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)	1.125%